Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	May 01, 2020	Mar. 15, 2016	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016
C000167220
Account Value [Line Items]
Line Graph and Table Measure Name			Spirit of America Energy Fund - Class C Shares
Account Value		$ 10,000	$ 15,590	$ 11,662	$ 12,460	$ 9,290	$ 7,259	$ 11,060	$ 11,987	$ 12,325	$ 11,343
C000218733
Account Value [Line Items]
Line Graph and Table Measure Name			Spirit of America Energy Fund - Institutional Shares
Account Value	$ 10,000		$ 25,026	18,545	19,613	14,481	11,206
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	30,340	23,669	22,997	23,066	16,438	$ 14,568	$ 14,037	$ 12,272	$ 10,447
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		$ 19,892	$ 15,518	$ 15,078	$ 15,123	$ 10,778